Compensation Plans (Tables)	12 Months Ended
Nov. 30, 2019
Share-based Compensation [Abstract]
Activity of Restricted Stock
The following table details the activity in restricted stock during the twelve months ended November 30, 2019, the eleven months ended November 30, 2018 and the twelve months ended December 31, 2017 (in thousands, except per share amounts):

	Restricted Stock	Weighted- Average Grant Date Fair Value

Balance at January 1, 2017	1,362	$22.09
Grants	391	$23.65
Forfeited	—	$—
Fulfillment of vesting requirement	(611)	$23.73
Balance at December 31, 2017	1,142	$21.75
Grants	1,077	$23.63
Forfeited	(30)	$16.49
Fulfillment of vesting requirement	(394)	$24.23
Balance at November 30, 2018	1,795	$22.42
Grants	518	$19.57
Forfeited	—	$—
Fulfillment of vesting requirement	(305)	$20.09
Balance at November 30, 2019	2,008	$22.04

Activity of Restricted Stock Units
The following table details the activity in RSUs related to the senior executive compensation plan during the twelve months ended November 30, 2019, the eleven months ended November 30, 2018 and the twelve months ended December 31, 2017 (in thousands, except per share amounts):

	Target Number of Shares	Weighted- Average Grant Date Fair Value

Balance at January 1, 2017	3,434	$9.68
Grants	2,221	$19.06
Forfeited	—	$—
Balance at December 31, 2017	5,655	$13.37
Grants	3,813	$26.16
Forfeited	—	$—
Balance at November 30, 2018	9,468	$18.52
Grants	1,237	$13.63
Forfeited	—	$—
Fulfillment of vesting requirement	(4,214)	$9.98
Balance at November 30, 2019	6,491	$23.13

The following table details the activity in RSUs during the twelve months ended November 30, 2019, the eleven months ended November 30, 2018 and the twelve months ended December 31, 2017 (in thousands, except per share amounts):

			Weighted-Average Grant Date Fair Value
	Future Service Required	No Future Service Required	Future Service Required	No Future Service Required

Balance at January 1, 2017	68	10,348	$26.90	$26.61
Grants	—	104	$—	$21.55
Distributions of underlying shares	—	(175)	$—	$26.46
Forfeited	—	—	$—	$—
Fulfillment of service requirement	(36)	36	$26.90	$26.90
Balance at December 31, 2017	32	10,313	$26.90	$26.57
Grants	—	161	$—	$20.24
Distributions of underlying shares	—	(192)	$—	$26.39
Forfeited	(2)	(1)	$26.90	$22.16
Fulfillment of service requirement	(28)	28	$26.90	$26.90
Balance at November 30, 2018	2	10,309	$26.90	$26.48
Grants	10	1,308	$18.83	$18.15
Distributions of underlying shares	—	(166)	$—	$25.91
Forfeited	—	—	$—	$—
Fulfillment of vesting requirement (1)	(2)	4,216	$26.90	$9.99
Balance at November 30, 2019	10	15,667	$18.83	$21.35

(1) Fulfillment of vesting requirement during the twelve months ended November 30, 2019, includes 4,214 RSUs related to the senior executive compensation plans.